Condensed financial information of Plastec Technologies, Ltd. (Details 2) HKD in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2016 HKD	Sep. 30, 2016 CNY (¥)	Dec. 31, 2016 HKD	Dec. 31, 2015 HKD	Dec. 31, 2014 HKD
Cash flows from operating activities
Net income			HKD 692,042	HKD 131,335	HKD 167,821
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary			0	0	29,125
Change in operating assets and liabilities
Net cash provided by operating activities			(4,547)	9,431	31,655
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	HKD 1,017,442	¥ 875	703,363	0	43,015
Net cash (used in)/provided by investing activities			703,908	(23,809)	(89,810)
Cash flows from financing activities
Proceeds used in repurchase of shares and warrants			0	0	(406)
Dividend paid			(837,614)	22,899	(30,275)
Net cash used in financing activities			(837,614)	22,899	313,319
Net increase in cash and cash equivalents			24,351	(50,628)	187,390
Cash and cash equivalents, beginning of year			311,665	528,527	348,901
Cash and cash equivalents, end of year			486,222	311,665	528,527
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			1,276	1,028	963
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			131,686	0	0
Parent [Member]
Cash flows from operating activities
Net income			1,156,421	70,646	420,499
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary			1,149,128	0	0
Change in operating assets and liabilities
Prepaid expenses			999	(94)	(1,076)
Accounts payable and accrued liabilities			(4,516)	5,585	(193)
Income tax			0	232	1,519
Net cash provided by operating activities			3,776	76,369	420,749
Cash flows from investing activities
(Increase)/decrease in dividend receivable			0	70,000	(70,000)
Sale proceeds of disposal of a subsidiary, net			1,017,442	0	0
Net cash (used in)/provided by investing activities			1,017,442	70,000	(70,000)
Cash flows from financing activities
Increase in amount due from subsidiaries			22,300	0	(187,780)
Proceeds used in repurchase of shares and warrants			0	0	(406)
Dividend paid			(837,614)	(121,101)	(30,275)
Net cash used in financing activities			(815,314)	(121,101)	(218,461)
Net increase in cash and cash equivalents			205,904	25,268	132,288
Cash and cash equivalents, beginning of year			188,604	163,336	31,048
Cash and cash equivalents, end of year			394,508	188,604	163,336
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income			857	267	114
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable			HKD 131,686	HKD 0	HKD 0